Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	10 Months Ended	16 Months Ended	22 Months Ended
	Oct. 10, 2023 [1]	Jan. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2025
REX FANG & Innovation Equity Premium Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,763	$ 12,513	$ 13,420	$ 14,188
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,169	$ 12,818	$ 14,115	$ 14,912

[1]	Inception